Statement of Operations - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Operating expenses	$ 270,533	$ 3,522,908
Franchise tax expense	26,218	100,000
Loss from operations	296,751	3,622,908
Other income (expense):
Change in fair value of redeemable warrant liability		7,848,750
Interest income earned on assets held in Trust Account	1,008	9,949
Income (loss) before income tax expense	(295,743)	4,235,791
Provision for income taxes	0	0
Net income (loss)	$ (295,743)	$ 4,235,791
Common Class A [Member]
Other income (expense):
Weighted-average shares outstanding	8,553,125	40,250,000
Basic and diluted net income (loss) per share	$ 0.00	$ 0.10
Common Class B [Member]
Other income (expense):
Weighted-average shares outstanding	1,484,249	2,012,500
Basic and diluted net income (loss) per share	$ (0.20)	$ 0.10